Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified				1 Months Ended
	Jul. 31, 2012 AirCraft	Apr. 30, 2012 AirCraft	Apr. 30, 2011 AirCraft	Oct. 04, 2010 Senior Secured Notes	Oct. 05, 2012 Subsequent Event Senior Secured Notes Issuance of Debt	Jun. 13, 2012 Purchase Commitment AirCraft	Jun. 12, 2012 Purchase Commitment AirCraft
Subsequent Event [Line Items]
Number of aircraft committed to acquire						20	10
Number of aircraft under Options to acquire							16
Number of aircraft exercised under Options to acquire	38	23	17			2
Debt principal amount				$ 1,100.0	$ 200.0
Debt issued at discount price as percentage of par value				98.399%	101.00%
Debt stated interest rate				9.25%	9.25%
Debt due date				Oct. 15, 2020	Oct. 15, 2020